Quarterly Holdings Report
for

Fidelity® Small Cap Value Fund

October 31, 2020

SCV-QTLY-1220
1.823236.116

Schedule of Investments October 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 100.1%
	Shares	Value
COMMUNICATION SERVICES - 2.1%
Entertainment - 0.5%
Cinemark Holdings, Inc. (a)	1,018,100	$8,338,239
Media - 1.6%
Cogeco Communications, Inc.	106,400	7,411,184
Nexstar Broadcasting Group, Inc. Class A	260,600	21,473,440
		28,884,624

TOTAL COMMUNICATION SERVICES		37,222,863

CONSUMER DISCRETIONARY - 15.6%
Auto Components - 0.7%
Lear Corp.	60,100	7,260,681
Standard Motor Products, Inc.	115,042	5,268,924
		12,529,605
Hotels, Restaurants & Leisure - 3.1%
Hilton Grand Vacations, Inc. (b)	1,341,400	27,632,840
International Game Technology PLC	3,205,300	26,315,513
		53,948,353
Household Durables - 2.5%
KB Home	486,800	15,699,300
TRI Pointe Homes, Inc. (b)	1,733,600	28,483,048
		44,182,348
Leisure Products - 0.5%
Callaway Golf Co. (a)	582,600	9,024,474
Specialty Retail - 3.0%
Bed Bath & Beyond, Inc. (a)	1,535,800	30,408,840
Rent-A-Center, Inc.	392,800	12,137,520
Williams-Sonoma, Inc.	100,100	9,130,121
		51,676,481
Textiles, Apparel & Luxury Goods - 5.8%
Crocs, Inc. (b)	314,500	16,457,785
Oxford Industries, Inc.	597,900	24,615,543
PVH Corp.	457,700	26,679,333
Tapestry, Inc.	1,478,400	32,864,832
		100,617,493

TOTAL CONSUMER DISCRETIONARY		271,978,754

CONSUMER STAPLES - 1.7%
Food & Staples Retailing - 1.7%
U.S. Foods Holding Corp. (b)	1,400,000	29,260,000
ENERGY - 3.5%
Oil, Gas & Consumable Fuels - 3.5%
Brigham Minerals, Inc. Class A	1,245,000	10,980,900
BW Energy Ltd.	5,400,000	8,371,523
Euronav NV	880,500	6,480,480
Renewable Energy Group, Inc. (b)	628,100	35,424,840
		61,257,743
FINANCIALS - 28.7%
Banks - 14.6%
BankUnited, Inc.	408,401	10,312,125
Camden National Corp.	187,830	6,004,925
Citizens Financial Group, Inc.	209,200	5,700,700
Comerica, Inc.	548,000	24,939,480
Cullen/Frost Bankers, Inc.	296,100	20,806,947
Eastern Bankshares, Inc. (b)	840,700	10,046,365
First Citizens Bancshares, Inc.	17,424	8,062,085
Hanmi Financial Corp.	588,400	5,289,716
Signature Bank	396,000	31,973,040
Sterling Bancorp	2,519,000	33,704,220
Synovus Financial Corp.	1,114,800	28,984,800
The Bank of NT Butterfield & Son Ltd.	531,768	14,070,581
Trico Bancshares	714,897	20,681,970
Western Alliance Bancorp.	848,000	34,937,600
		255,514,554
Capital Markets - 2.4%
AllianceBernstein Holding LP	816,900	23,739,114
BrightSphere Investment Group, Inc.	523,699	7,227,046
Lazard Ltd. Class A	323,300	10,885,511
		41,851,671
Consumer Finance - 1.1%
Encore Capital Group, Inc. (a)(b)	574,600	18,346,978
Diversified Financial Services - 1.7%
ECN Capital Corp.	7,358,751	29,163,255
Insurance - 8.9%
Assurant, Inc.	183,600	22,834,332
Axis Capital Holdings Ltd.	724,700	30,937,443
Enstar Group Ltd. (b)	187,496	32,224,938
First American Financial Corp.	270,275	12,051,562
Old Republic International Corp.	1,707,200	27,793,216
Primerica, Inc.	108,200	11,927,968
Reinsurance Group of America, Inc.	177,000	17,880,540
		155,649,999

TOTAL FINANCIALS		500,526,457

HEALTH CARE - 3.2%
Biotechnology - 0.5%
Novavax, Inc. (a)(b)	107,400	8,668,254
Health Care Providers & Services - 0.5%
Premier, Inc.	268,977	8,803,617
Health Care Technology - 1.1%
Cegedim SA (b)	769,777	19,992,413
Pharmaceuticals - 1.1%
Jazz Pharmaceuticals PLC (b)	133,600	19,251,760

TOTAL HEALTH CARE		56,716,044

INDUSTRIALS - 19.7%
Building Products - 3.4%
American Woodmark Corp. (b)	176,800	14,605,448
Jeld-Wen Holding, Inc. (b)	1,446,500	30,419,895
Owens Corning	235,200	15,398,544
		60,423,887
Commercial Services & Supplies - 2.1%
HNI Corp.	578,600	18,833,430
Knoll, Inc.	1,540,900	17,658,714
		36,492,144
Construction & Engineering - 3.3%
AECOM (b)	784,900	35,194,916
Arcosa, Inc.	374,800	17,304,516
Argan, Inc.	134,597	5,544,050
		58,043,482
Electrical Equipment - 1.6%
Regal Beloit Corp.	283,068	27,924,658
Machinery - 4.7%
ITT, Inc.	502,800	30,424,428
Luxfer Holdings PLC sponsored	1,191,600	14,799,672
SPX Flow, Inc. (b)	853,700	36,154,197
		81,378,297
Professional Services - 2.9%
Kelly Services, Inc. Class A (non-vtg.)	1,149,100	19,971,358
Manpower, Inc.	444,800	30,188,576
		50,159,934
Road & Rail - 1.4%
ArcBest Corp.	563,400	17,194,968
Knight-Swift Transportation Holdings, Inc. Class A	93,000	3,533,070
Schneider National, Inc. Class B	151,300	3,337,678
		24,065,716
Trading Companies & Distributors - 0.3%
Beacon Roofing Supply, Inc. (b)	178,000	5,464,600

TOTAL INDUSTRIALS		343,952,718

INFORMATION TECHNOLOGY - 8.6%
Electronic Equipment & Components - 5.0%
Avnet, Inc.	525,200	12,956,684
Insight Enterprises, Inc. (b)	254,400	13,572,240
Jabil, Inc.	797,700	26,435,778
SYNNEX Corp.	87,160	11,473,742
TTM Technologies, Inc. (b)	1,864,400	22,130,428
		86,568,872
IT Services - 1.0%
Perspecta, Inc.	593,900	10,648,627
Unisys Corp. (b)	517,800	6,803,892
		17,452,519
Semiconductors & Semiconductor Equipment - 0.7%
Kulicke & Soffa Industries, Inc.	501,500	13,109,210
Software - 1.9%
Xperi Holding Corp.	2,699,201	33,470,092

TOTAL INFORMATION TECHNOLOGY		150,600,693

MATERIALS - 8.8%
Chemicals - 2.7%
Valvoline, Inc.	1,497,600	29,457,792
Westlake Chemical Corp.	264,300	17,871,966
		47,329,758
Construction Materials - 0.7%
Eagle Materials, Inc.	139,700	11,909,425
Containers & Packaging - 4.2%
Ardagh Group SA	1,649,955	27,191,258
O-I Glass, Inc.	2,231,600	21,043,988
WestRock Co.	673,500	25,289,925
		73,525,171
Metals & Mining - 1.2%
Commercial Metals Co.	976,700	20,168,855

TOTAL MATERIALS		152,933,209

REAL ESTATE - 6.2%
Equity Real Estate Investment Trusts (REITs) - 2.3%
Corporate Office Properties Trust (SBI)	299,200	6,711,056
Equity Commonwealth	185,400	4,898,268
RLJ Lodging Trust	3,573,900	29,234,502
		40,843,826
Real Estate Management & Development - 3.9%
DIC Asset AG	2,278,356	26,216,455
Jones Lang LaSalle, Inc.	310,300	35,020,458
Realogy Holdings Corp. (b)	623,400	6,957,144
		68,194,057

TOTAL REAL ESTATE		109,037,883

UTILITIES - 2.0%
Electric Utilities - 0.7%
Portland General Electric Co.	331,900	13,043,670
Gas Utilities - 0.4%
ONE Gas, Inc.	37,000	2,554,480
Towngas China Co. Ltd.	8,525,000	3,859,755
		6,414,235
Independent Power and Renewable Electricity Producers - 0.9%
Clearway Energy, Inc. Class C	526,400	14,823,424

TOTAL UTILITIES		34,281,329

TOTAL COMMON STOCKS
(Cost $1,647,094,952)		1,747,767,693

Money Market Funds - 2.6%
Fidelity Cash Central Fund 0.10% (c)	12,575	12,577
Fidelity Securities Lending Cash Central Fund 0.11% (c)(d)	44,574,974	44,579,432
TOTAL MONEY MARKET FUNDS
(Cost $44,592,009)		44,592,009
TOTAL INVESTMENT IN SECURITIES - 102.7%
(Cost $1,691,686,961)		1,792,359,702
NET OTHER ASSETS (LIABILITIES) - (2.7)%		(47,143,965)
NET ASSETS - 100%		$1,745,215,737

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,411
Fidelity Securities Lending Cash Central Fund	17,775
Total	$19,186

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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